Operating segments (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Operating Segments [Abstract]
Summary of operating segments

The financial information by business unit provided on pages 206 to 208 of these financial statements provides additional voluntary disclosure which the Group considers useful to the users of the financial statements.

	2017	2016	2015
Gross sales revenue	US$m	US$m	US$m
Iron Ore	18,251	14,605	13,952
Aluminium	11,005	9,458	10,117
Copper & Diamonds	4,842	4,524	5,592
Energy & Minerals	7,764	6,734	7,140
Other Operations	10	8	18
Reportable segments total	41,872	35,329	36,819
Inter-segment transactions	(15)	(11)	(34)
Product group total	41,857	35,318	36,785
Items excluded from underlying earnings	10	18	(1)
Gross sales revenue	41,867	35,336	36,784
Share of equity accounted units and adjustments for inter-subsidiary/equity accounted units sales	(1,837)	(1,555)	(1,955)
Consolidated sales revenue per income statement	40,030	33,781	34,829

Gross sales revenue includes the Group’s proportionate share of sales revenue of equity accounted units (after adjusting for sales to subsidiaries) of US$1,859 million (2016: US$1,585 million; 2015: US$1,987 million) which are not included in consolidated sales revenue. Consolidated sales revenue includes subsidiary sales of US$22 million (2016: US$30 million; 2015: US$32 million) to equity accounted units which are not included in gross sales revenue.

	2017	2016	2015
Capital expenditure	US$m	US$m	US$m
Iron Ore	1,201	868	1,608
Aluminium	1,436	916	1,682
Copper & Diamonds	1,622	1,441	1,576
Energy & Minerals	467	141	552
Other Operations	(35)	(11)	(36)
Reportable segments total	4,691	3,355	5,382
Other items	70	(46)	65
Less: capital expenditure of equity accounted units	(417)	(651)	(859)
Capital expenditure per financial information by business units	4,344	2,658	4,588
Add: proceeds from disposal of property, plant and equipment	138	354	97
Capital expenditure per cash flow statement	4,482	3,012	4,685

Capital expenditure for reportable segments comprises the net cash outflow on purchases less disposals of property, plant and equipment, capitalised evaluation costs and purchases less disposals of other intangible assets. The details provided include 100 per cent of subsidiaries’ capital expenditure and Rio Tinto’s share of the capital expenditure of joint operations and equity accounted units.

	2017	2016	2015
Depreciation and amortisation	US$m	US$m	US$m
Iron Ore	1,645	1,645	1,744
Aluminium	1,199	1,250	1,172
Copper & Diamonds	1,452	1,601	1,261
Energy & Minerals	652	739	830
Other Operations	32	34	32
Reportable segments total	4,980	5,269	5,039
Other items	42	51	68
Less: depreciation and amortisation of equity accounted units	(647)	(526)	(462)
Depreciation and amortisation per note 4	4,375	4,794	4,645

Notes to the 2017 financial statements
continued

2 Operating segments continued

Product group depreciation and amortisation for reportable segments totals include 100 per cent of subsidiaries’ depreciation and amortisation and Rio Tinto’s share of the depreciation and amortisation of equity accounted units. Rio Tinto’s share of the depreciation and amortisation charge of equity accounted units is deducted to arrive at depreciation and amortisation, excluding equity accounted units, as shown in note 4. These figures exclude impairment charges and reversals, which are excluded from underlying earnings.

	2017	2016	2015
Tax charge/(credit)	US$m	US$m	US$m
Iron Ore	2,871	2,005	1,747
Aluminium	543	171	303
Copper & Diamonds	48	(320)	(77)
Energy & Minerals	652	331	122
Other Operations	(84)	(73)	(73)
Reportable segments total	4,030	2,114	2,022
Other items	(261)	(191)	(192)
Exploration and evaluation not attributed to product groups	(36)	(27)	(25)
Net finance costs	(364)	(484)	(245)
	3,369	1,412	1,560
Tax charge/(credit) excluded from underlying earnings	596	155	(567)
Tax charge per income statement	3,965	1,567	993

Tax charge/(credit) excludes amounts relating to equity accounted units. Further information on the tax charge/(credit) excluded from underlying earnings is provided below in the section “Underlying earnings”.

	2017	2016	2015
Underlying earnings (Refer overleaf)	US$m	US$m	US$m
Iron Ore	6,692	4,611	3,940
Aluminium	1,583	947	1,118
Copper & Diamonds	263	(18)	370
Energy & Minerals	1,242	612	177
Other Operations	(138)	(88)	(90)
Reportable segments total	9,642	6,064	5,515
Other items	(483)	(241)	(375)
Exploration and evaluation not attributed to product groups	(178)	(147)	(211)
Net finance costs	(354)	(576)	(389)
Underlying earnings	8,627	5,100	4,540
Items excluded from underlying earnings (Refer overleaf)	135	(483)	(5,406)
Net earnings/(loss) attributable to owners of Rio Tinto per income statement	8,762	4,617	(866)

Reconciliation of net earnings/(losses) to underlying earnings

	Pre-tax		Non- controlling	Net	Net	Net
	(l)	Taxation	interests	amount	amount	amount
	2017	2017	2017	2017	2016	2015
Exclusions from underlying earnings	US$m	US$m	US$m	US$m	US$m	US$m
Impairment charges (note 6)	(796)	141	174	(481)	(183)	(1,802)
Net gains on disposal of interests in businesses (a)	2,344	(322)	-	2,022	382	48
Exchange and derivative (losses)/gains:
– Exchange (losses)/gains on external US dollar net debt and
intragroup balances (b)	(613)	113	12	(488)	516	(3,282)
– Gain/(losses) on currency and interest rate
derivatives not qualifying for hedge accounting (c)	33	(5)	2	30	(12)	(88)
– (Losses)/gains on embedded commodity derivatives not
qualifying for hedge accounting (d)	(498)	146	-	(352)	32	88
Changes in corporate tax rates in the US and France (e)	-	(439)	-	(439)	-	-
Onerous port and rail contracts (f)	-	-	-	-	(329)	-
Restructuring costs and global headcount reductions	-	-	-	-	(177)	(258)
Increased closure provision for non-operating and legacy operations (g)	-	-	-	-	(282)	(233)
Rio Tinto Kennecott insurance settlement (h)	73	(28)	-	45	-	18
Tax provision (i)	-	-	-	-	(380)	-
Adjustment to deferred tax assets relating to expected divestments (j)	-	(202)	-	(202)	-	234
Other exclusions (k)	-	-	-	-	(50)	(131)
Total excluded from underlying earnings	543	(596)	188	135	(483)	(5,406)
Net earnings/(loss)	12,816	(3,965)	(89)	8,762	4,617	(866)
Underlying earnings	12,273	(3,369)	(277)	8,627	5,100	4,540

(a)	Net gains on disposal of interests in businesses in 2017 relate mainly to the sale of Coal & Allied Industries Limited which completed on 1 September 2017.

In 2016, the net gain related mainly to the sale of Rio Tinto’s 40 per cent interest in the Bengalla Joint Venture on 1 March 2016 and the sale of the Lochaber assets in Scotland on 23 November 2016. This was partially offset by a loss on disposal of the 100 per cent interest in Carbone Savoie on 31 March 2016.

(b)

Exchange (losses)/gains on external US dollar net debt and intragroup balances comprise of post-tax foreign exchange gains on US dollar denominated net debt in non-US dollar functional currency companies of US$420 million and post-tax losses of US$908 million on intragroup balances.

Net exchange gains in 2016 comprise post-tax foreign exchange gains of US$123 million on external US dollar denominated net debt, and US$393 million gains on intragroup balances, mainly as the Canadian dollar strengthened against the US dollar.

(c)

Valuation changes on currency and interest rate derivatives, which are ineligible for hedge accounting, other than those embedded in commercial contracts, and the currency revaluation of embedded US dollar derivatives contained in contracts held by entities whose functional currency is not the US dollar.

(d)

Valuation changes on commodity derivatives, embedded in commercial contracts and other financial commodity derivatives, that are ineligible for hedge accounting, but for which there will be an offsetting change in future Group earnings.

(e)	Deferred tax assets have been re-measured to reflect lower corporate income tax rates in the US and France as a result of tax legislation changes substantively enacted in December 2017.
(f)

In 2016, a review of the infrastructure capacity requirements in Queensland, Australia confirmed that it was no longer likely that Rio Tinto would utilise the Abbot Point Coal Terminal and associated rail infrastructure capacity contracted under take or pay arrangements and agreement was reached with Adani, the owner of the port, to relinquish that capacity. Accordingly, an onerous contract provision was recognised based on the net present value of expected future cash flows for the port and rail capacity discounted at a post-tax real rate of two per cent, resulting in a post-tax onerous contract charge of US$329 million.

(g)

In 2016, the closure provision for non-operating and legacy operations increased mainly due to the Gove alumina refinery in Northern Territory, Australia where operations have been curtailed since May 2014. The provision was updated based on the cost estimates from the studies. Future revisions to the closure cost estimate during the study periods (including the next stage of feasibility study) will continue to be excluded from underlying earnings as the site operating assets have been fully impaired.

(h)

In 2017, Rio Tinto received the final settlement on the insurance claims related to the 2013 slide at Rio Tinto Kennecott’s Bingham Canyon mine. The amounts excluded from underlying earnings are consistent with the previous excluded loses to which they relate, in line with the treatment of the 2013 and 2015 settlement payments.

(i)

Tax provision includes amounts provided for specific tax matters for which the timing of resolution and potential economic outflow are uncertain. During 2016, provision was made in relation to matters under discussion with the Australian Taxation Office (ATO) in relation to the transfer pricing of certain transactions between Rio Tinto entities based in Australia and the Group’s commercial centre in Singapore for the period since 2009.

(j)	Deferred tax assets have been derecognised as a result of revised profit forecasts in France due to expected divestments.
(k)

Other credits and charges that, individually, or in aggregate if of similar type, are of a nature or size to require exclusion in order to provide additional insight into underlying business performance. In 2016, other exclusions included costs related to multiple transformation projects and the recuperation of capital losses against capital gains on divestment. In 2015, other exclusions included a provision relating to the incomplete divestment of Carbone Savoie within the Aluminium product group, divestment costs and an increase in provision relating to the Gove refinery.

(l)	Exclusions from underlying earnings relating to equity accounted units are stated after tax and are included in the column “Pre-tax”.

1

Summary of geographical location sales revenue and non-current assets other than excluded items

		Adjusted (b)	Adjusted (b)		Adjusted (b)	Adjusted (b)
	2017	2016	2015	2017	2016	2015
Consolidated sales revenue by destination (a)%		%	%	US$m	US$m	US$m
China	44.2	43.6	42.2	17,706	14,742	14,701
Asia (excluding China and Japan)	12.8	13.9	12.9	5,108	4,692	4,499
United States of America	14.3	13.9	15.3	5,716	4,709	5,321
Japan	11.7	11.3	11.4	4,701	3,809	3,974
Europe (excluding UK)	7.5	7.6	8.4	3,015	2,579	2,909
Canada	2.8	3.0	3.8	1,111	1,024	1,322
Australia	1.8	2.0	2.4	710	675	830
UK	1.1	1.2	0.9	449	391	330
Other countries	3.8	3.5	2.7	1,514	1,160	943
Consolidated sales revenue	100.0	100.0	100.0	40,030	33,781	34,829

(a)

Consolidated sales revenue by geographical destination is based on the ultimate country of destination of the product, if known. If the eventual destination of the product sold through traders is not known then revenue is allocated to the location of the product at the time when the risks and rewards of ownership are transferred. Rio Tinto is domiciled in both the UK and Australia.

(b)

The 2016 and 2015 comparatives above have been amended to correct the allocation of revenues by region. The most significant impacts are an increase in the amounts allocated to China (2016: US$337 million; 2015: US$135 million) and Canada (2015: US$155 million) and a decrease in amounts allocated to Asia (excluding China and Japan) (2016: US$319 million; 2015: US$263 million). There is no impact on the total consolidated sales revenue.

Non-current assets other than excluded items

The total of non-current assets other than items excluded is shown by location below. This is allocated based on the location of the business units holding the assets.

	2017	2016
Non-current assets other than excluded items (a)	US$m	US$m
Australia	32,890	30,602
Canada	14,640	14,362
Mongolia	8,582	7,743
United States of America	4,812	4,958
Africa	3,781	3,882
South America	3,304	3,785
Indonesia	1,458	1,482
Europe (excluding France and the UK)	362	429
UK	66	66
France	276	251
Other countries	892	891
	71,063	68,451

Non-current assets excluded from analysis above:
Deferred tax assets	3,395	3,728
Other financial assets (including loans to equity accounted units)	510	822
Quasi equity loans to equity accounted units (b)	159	163
Tax recoverable	30	38
Trade and other receivables	1,397	975
Total non-current assets per balance sheet	76,554	74,177

(a)

Allocation of non-current assets by country is based on the location of the business units holding the assets. It includes investments in equity accounted units totalling US$4,327 million (2016: US$4,856 million) which represents the Group’s share of net assets excluding quasi equity loans shown separately within “Loans to equity accounted units” above.

(b)

Loans to equity accounted units comprise quasi equity loans of US$159 million (2016: US$163 million) included in “Investments in equity accounted units” on the face of the balance sheet and non-current non-quasi equity loans of US$39 million (2016: US$39 million) shown within “Other financial assets”.

Consolidated sales revenue by product

Consolidated sales revenue by product

Consolidated sales revenues of the Group are derived from the following products sold to external customers:

	2017	2016	2015
	US$m	US$m	US$m
Iron ore	20,010	15,855	15,239
Aluminium	10,864	9,342	9,904
Copper	1,760	1,609	1,577
Coal	2,822	2,567	2,703
Industrial minerals	2,060	1,954	2,155
Gold	378	608	1,063
Diamonds	706	613	698
Other	1,430	1,233	1,490
Consolidated sales revenue	40,030	33,781	34,829